Share Based Compensation Plans - Schedule of Number and Weighted Average Remaining Life (Details) - $ / shares		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
IPO India Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)		7 years 8 months	8 years 1 month	7 years 8 months
Weighted average exercise price	[1]	$ 32.17	$ 35.00	$ 35.00	$ 35.17
JSOP Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)		3 years 1 month	3 years 11 months	4 years 11 months
Weighted average exercise price		$ 11.00	$ 16.19	$ 16.19	14.98
Option Award Scheme 2012
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)			3 years 9 months	4 years 10 months
Weighted average exercise price			$ 11.00	$ 11.00	11.00
2014 Share Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)		2 years 3 months	5 years 11 months	7 years 1 month
Weighted average exercise price		$ 17.79	$ 17.79	$ 18.06	17.86
2015 Share Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)		6 years 1 month	6 years 1 month	6 years 1 month
Weighted average exercise price		$ 14.68	$ 16.21	$ 16.23	16.68
Other Share Option Plans
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)		1 year 10 months	2 years 10 months	3 years 10 months
Weighted average exercise price		$ 16.00	$ 18.88	$ 18.88	18.44
Management Scheme
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)		6 years	5 years 7 months	5 years 7 months
Weighted average exercise price
Restricted Stock Unit
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life (years)		6 years	5 years 7 months	5 years 8 months
Weighted average exercise price

[1]	INR - Indian Rupees